International Financial Reporting Standards (IFRS)	12 Months Ended
Dec. 31, 2017
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International Financial Reporting Standards (IFRS)

A.1. International financial reporting standards (IFRS)

The consolidated financial statements cover the twelve-month periods ended December 31, 2017, 2016 and 2015.

In accordance with Regulation No. 1606/2002 of the European Parliament and Council of July 19, 2002 on the application of international accounting standards, Sanofi has presented its consolidated financial statements in accordance with IFRS since January 1, 2005. The term “IFRS” refers collectively to international accounting and financial reporting standards (IASs and IFRSs) and to interpretations of the interpretations committees (SIC and IFRIC) with mandatory application as of December 31, 2017.

The consolidated financial statements of Sanofi as of December 31, 2017 have been prepared in compliance with IFRS as issued by the International Accounting Standards Board (IASB) and with IFRS as endorsed by the European Union as of December 31, 2017.

IFRS as endorsed by the European Union as of December 31, 2017 are available under the heading “IFRS Financial Statements” via the following web link:

https://www.efrag.org/Endorsement.

The consolidated financial statements have been prepared in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality, and aggregation.